UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-9160

Date of fiscal year end: 6/30

Date of reporting period: 07/01/05 - 06/30/06

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

The Bruce Fund

			Shareholder	Description of the	Matter Proposed By:	Vote:		Fund Cast its Vote
Ticker	Cusip	Name	Meeting	Matter Voted On	Management (M)	Yes (Y) or	For, Against,	For Management or
			Date		Shareholders (S)	No (N)	or Abstain	Against Management
EDAP	268311107	EDAP TMS S.A.	06/29/06	Approval of the Accounts & Granting of a Release to the Members of the Board of Directors for their Mgmt.	M	Yes	For	For Management
				Allocation of the Loss for the Fiscal Year Ended December 31st, 2005.	M	Yes	For	For Management
				Approval of the Special Report fo the Statutory Auditors	M	Yes	For	For Management
				Determination of the Attendance fees to be Allocated to the Board of Directors	M	Yes	For	For Management
				Renewal of Statutory Auditors	M	Yes	For	For Management
				Authorization to be Granted to the Board to Increase Share Capital, Subject to Preferential Subscription Rights.	M	No	Against	Against Management
				Authorization to be Granted to the Board of Directors to Increase Share Capital, without Preferential Subscription Rights in Favor of these Persons or Legal Entities.	M	No	Against	Against Management
				Authorization to be Granted to the Board to Increase the Number of Shares to be Issued in Connection with a Capital Increase with or without Preferential Subscription Rights.	M	No	Against	Against Management
				Authorization to be Granted to the Board to Increase Share Capital without Preferential Subscription Rights.	M	No	Against	Against Management

SOLI	83422R106	Solitario Resources Corporation	06/27/06	Election of Directors	M	Yes	For	For Management
				Ratification of Appointment of Independent Registered Public Accountant	M	Yes	For	For Management
				Approve the Solitario Resources Corporation 2006 Stock Option Incentive Plan	M	Yes	For	For Management
				To Transact such Other Business as May Properly come Before the Meeting and All Ajornments Thereof.	M	Yes	For	For Management

ICGE	46059C205	Internet Capital Group, Inc.	06/16/06	Election of Directors	M	Yes	For	For Management
				Ratification of Independent Registered Public Accountant	M	Yes	For	For Management
				Other Matters	M	Yes	-	-

ASGRE	02364L109	America Service Group, Inc.	06/14/06	Election of Directors	M	Yes	For	For Management
				Ratification of Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm.	M	Yes	For	For Management

ATPG	00208J108	ATP Oil & Gas Corporation	06/14/06	Election of Directors	M	Yes	For	For Management
				To Ratify the Appointment of Deloitte & Touche LLP as Independent Auditors of the Company for the Fiscal Year Ending December 31, 2006.	M	Yes	For	For Management

EPEX	279862106	Edge Petroleum Corp.	06/07/06	Election of Directors	M	Yes	For	For Management
				Proposal to Approve the Incentive Plan, Including an Amendment to Increase the Number of Authorized Shares Reserved for Issuance under the Incentive Plan from 1,700,000 to 2,200,000.	M	Yes	For	For Management
				Proposal to Approve the Appointment of BDO Seidman, LLP as the Independent Registered Public Accounting Firm for the Company For 2006.	M	Yes	For	For Management

CVTX	126667104	CV Therapeutics, Inc.	06/06/06	Election of Directors;01-Louis G. Lange, 02-Peter Barton Hutt, 03-Thomas E. Shenk	M	Yes	For	For Management
				To Approve the Amendment and Restatement of the Company's Employee Stock Purchase Plan.	M	No	Against	Against Management
				To Approve the Amendment and Restatement of the Company's Amended and Restated Certificate of Incorporation.	M	No	Against	Against Management
				To Ratify the Selection of Ernst & Young LLP as the Independent Registered Public Accounting Firm of the Company for its Fiscal Year Ending December 31, 2006.	M	Yes	For	For Management

CVTX	126667104	CV Therapeutics, Inc.	06/06/06	Election of Directors;01-Louis G. Lange, 02-Peter Barton Hutt, 03-Thomas E. Shenk	M	Yes	For	For Management
				To Approve the Amendment and Restatement of the Company's Employee Stock Purchase Plan.	M	No	Against	Against Management
				To Approve the Amendment and Restatement of the Company's Amended and Restated Certificate of Incorporation.	M	No	Against	Against Management
				To Ratify the Selection of Ernst & Young LLP as the Independent Registered Public Accounting Firm of the Company for its Fiscal Year Ending December 31, 2006.	M	Yes	For	For Management

CVTX	126667104	CV Therapeutics, Inc.	06/06/06	Election of Directors;01-Louis G. Lange, 02-Peter Barton Hutt, 03-Thomas E. Shenk	M	Yes	For	For Management
				To Approve the Amendment and Restatement of the Company's Employee Stock Purchase Plan.	M	Yes	For	For Management
				To Approve the Amendment and Restatement of the Company's Amended and Restated Certificate of Incorporation.	M	Yes	For	For Management
				To Ratify the Selection of Ernst & Young LLP as the Independent Registered Public Accounting Firm of the Company for its Fiscal Year Ending December 31, 2006.	M	Yes	For	For Management

NEXM	652903105	Nexmed, Inc.	06/05/06	Election of Directors	M	Yes	For	For Management
				To Consider and Vote upon a Proposal to Approve and Adopt the Nexmed, Inc. 2006 Stock Incentive Plan.	M	Yes	For	For Management
				Ratification of the Appoinment of PriceWaterHouseCoopers LLP as the Independent Registered Public Accounting Firm of the Company.	M	Yes	For	For Management

RPRN	76026W208	Reptron Electronics, Inc.	05/23/06	Election of Directors	M	Yes	For	For Management
				Approval of Amendment to the Reptron Electronics, Inc. Stock Option Plan to Increase the Number of Shares Reserved for Issuance Thereunder.	M	Yes	For	For Management

SEPR	817315104	Sepracor Inc.	05/18/06	Election of Directors	M	Yes	For	For Management

				To approve an amendment to our 2000 stock incentive plan increasing from 9,500,000 to 11,500,000 the number of shares of our common stock reserved for issuance under the 2000 plan.	M	Yes	No	Against Management
				To approve an amendment to our 1998 employee stock purchase plan increasing from 900,000 to 1,400,000 the number of shares of our common stock reserved for issuance under the 1998 plan.	M	Yes	No	Against Management
				To ratify the selection of Pricewaterhousecoopers LLP as our independent registered public accounting firm for the current fiscal year.	M	Yes	For	For Management

ARGN	03070L300	Amerigon Inc.	05/18/06	Election of Directors; 01-Francis J. Castaing, 02- James J. Paulsen	M	Yes	For	For Management
				To approve the Amerigon Incorporated 2006 equity incentive plan.	M	Yes	For	For Management

ARGN	03070L300	Amerigon Inc.	05/18/06	Election of Directors; 01-John W. Clark, 02-Robert T. Howard, 03-Oscar B. Marx III	M	Yes	For	For Management
				To approve the Amerigon Incorporated 2006 equity incentive plan.	M	Yes	For	For Management

TWI	88830M102	Titan International, Inc.	05/18/06	Election of Directors	M	Yes	For	For Management
				Ratification of independent registered public accounting firm to ratify the selection of Pricewaterhousecoopers LLP as the independent registered public accounting firm for 2006.	M	Yes	For	For Management

DAR	237266101	Darling International, Inc.	05/15/06

Proposal to approve and adopt the asset purchase agreement dated as of December 19, 2005, by and among Darling International Inc., National By-Products, LLc, and a wholly-owned subsidiary of Darling International Inc.,

					M	Yes	For	For Management

Proposal to approve one or more adjourments of the special meeting, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the time of the special meeting to approve proposal 1 above.

					M	Yes	For	For Management

ABSSF	00927V200	Airboss of America Corp.	05/11/06	Election of Directors	M	Yes	For	For Management

In respect to the appointment of KPMG LLP, Chartered Accountants, as auditors of the Company and the authorization of the directors to fix their remuneration as described in the Management Information Circular dated March 23, 2006.

					M	Yes	For	For Management

SERO	817523103	Serologicals Corp.	05/10/06	Election of Directors	M	Yes	For	For Management
				To ratify the appointment of independent auditors for the fiscal year ended December 31, 2006.	M	Yes	For	For Management
GAN	363127200	Gainsco, Inc.	05/10/06	Election of Directors	M	Yes	For	For Management

QLTI	746927102	QLT, Inc.	05/09/06	Election of Directors	M	Yes	For	For Management
				To appoint Deloitte & Touche LLP as independent auditors and to authorize the directors to fix the remuneration to be paid to the auditors.	M	Yes	For	For Management

PBIZ	74267D203	Private Business, Inc.	05/04/06	Election of Directors	M	Yes	For	For Management
				To amend our charter to change our name from Private Business, Inc. to Goldleaf Financial Solutions, Inc.	M	Yes	For	For Management

To amend our charter to combine shares of our common stock to effect one of the following reverse stock splits, only one of which, if any, is to be effected as finally approved by our Board of Directors, all as more fully described in the proxy statement.

					M	Yes	For	For Management

DOC	253830103	Digital Angel Corporations	05/04/06	Election of Directors	M	Yes	For	For Management
				Ratifying the appointment to Eisner LLP as independent auditors for the fiscal year ending December 31, 2006.	M	Yes	For	For Management

RLI	749607107	RLI Corp.	05/04/06	Election of Directors	M	Yes	For	For Management
				Approval of RLI incentive compensation plan	M	No	Against	Against Management
				Approve the appointment of KPMG LLP as the company's independent registered public accounting firm.	M	Yes	For	For Management

DAR	237266101	Darling International, Inc.	05/04/06	Election of Directors	M	Yes	For	For Management

WIRE	292562105	Encore Wire Corporation	05/02/06	Election of Directors	M	Yes	For	For Management
				Proposal to approve the amendment to the company's 1999 stock option plan.	M	No	Against	Against Management
				Proposal to ratify the appointment ot Ernst & Young LLP as independent auditors of the company for the fiscal year ending December 31, 2006.	M	Yes	For	For Management

IBAS	450732102	Ibasis, Inc.	05/02/06	Election of Directors	M	Yes	For	For Management
				Proposal to amend first amended and restated certificate of incorporation	M	Yes	For	For Management
				Proposal to ratify and appoint Deloitte & Touche LLP as independent registered public accounting firm.	M	Yes	For	For Management

PFE	717081103	Pfizer, Inc.	04/27/06	Election of Directors	M	Yes	For	For Management
				A proposal to ratify the appointment of KPMG LLP as independent registered public accounting firm for 2006.	M	Yes	For	For Management
				Management proposal to amend company's restated certificate of incorporation to eliminate supermajority vote requirements and fair price provision.	M	Yes	For	For Management
				Shareholder proposal relating to term limits for directors	Shareholders	No	Against	Against Management
				Shareholder proposal requesting reporting on pharmaceutical price restraint	Shareholders	No	Against	Against Management
				Shareholder proposal relating to cumulative voting	Shareholders	No	Against	Against Management
				Shareholder proposal requesting separation of roles of chairman and ceo	Shareholders	No	For	Against Management
				Shareholder proposal requesting a report on political contributions	Shareholders	No	For	Against Management
				Shareholder proposal requesting a report on the feasibility of amending Pfizer's corporate policy on laboratory animal care and use.	Shareholders	No	For	Against Management
				Shareholder proposal requesting justification for financial contributions which advance animal-based testing methodologies.	Shareholders	No	Against	Against Management

MRK	589331107	Merck & Co., Inc.	04/25/06	Election of Directors	M	Yes	For	For Management

				Ratification of the appointment of the Company's Independent Registered Public Accounting Firm for 2006	M	Yes	For	For Management
				Proposal to adopt the 2007 incentive stock plan	M	Yes	For	For Management
				Proposal to adopt the 2006 non-employee directors stock option plan	M	Yes	For	For Management
				Stockholder proposal concerning stock option awards	Shareholders	Yes	For	Against Management
				Stockholder proposal concerning non-director shareholder votes	Shareholders	Yes	For	Against Management
				Stockholder proposal concerning an animal welfare policy report	Shareholders	No	Against	For Management

ADB.V	007131105	Admiral Bay Resources, Inc.	01/18/06	Election of Directors	M	Yes	For	For Management
				The re-appointment of McGovern, Hurley, Cunningham, LLP, chartered accountants, as auditors of the corporation and to authorize the Board of Directors of tix their remuneration.	M	Yes	For	For Management
				A special resolution authorizing the continuation of the corporation from Ontario to British Columbia	M	Yes	For	For Management
				The re-establishment of a 10% rolling stock option plan	M	Yes	For	For Management

ADB.V	007131105	Admiral Bay Resources, Inc.	01/18/06	Election of Directors	M	Yes	For	For Management
				The re-appointment of McGovern, Hurley, Cunningham, LLP, chartered accountants, as auditors of the corporation and to authorize the Board of Directors of tix their remuneration.	M	Yes	For	For Management
				A special resolution authorizing the continuation of the corporation from Ontario to British Columbia	M	Yes	For	For Management
				The re-establishment of a 10% rolling stock option plan	M	Yes	For	For Management

SQUM.OB	81735E101	Sequiam Corporation	12/16/05	Election of Directors	M	Yes	For	For Management
				To approve the amendment to section 4.3 of the company's bylaws as amended and restated by the Board of Directors.	M	Yes	For	For Management
				To transact such other business as may properly come before the meeting.	M	Yes	For	For Management

ARD	040049108	Arena Resources, Inc.	12/15/05	Election of Directors	M	Yes	For	For Management
				Amendment of stock option plan: to amend the stock option plan to increase the number of shares of common stock subject to the plan from 1,500,000 to 2,000,000, and to provide	M	Yes	For	For Management

PBIZ	74267D203	Private Business, Inc.	12/07/05	Approval of the merger and the issuance of securities in connection therewith	M	Yes	For	For Management
				Approval of the issuance of warrants to Lightyear PBI Holdings in connection with the backstop financing commitment	M	Yes	For	For Management
				Approval of the issuance of preferred stock and warrants as payment in kind in lieu of cash dividends to Lightyear PBI Holdings.	M	Yes	For	For Management
				Approval of Private Business, Inc. 2005 long term equity incentive plan.	M	Yes	For	For Management

RURL	781748108	Rural/Metro Corporation	12/01/05	Election of Directors	M	Yes	For	For Management

OPTV	G67543101	OpenTV Corporation	11/10/05	Election of Directors	M	Yes	For	For Management
				Approve the OpenTV Corp. 2005 incentive plan.	M	No	Against	Against Management
				Ratify our Board of Directors' selection of KPMG LLP as our independent auditors for our 2005 fiscal year.	M	Yes	For	For Management

GAN	363127101	Gainsco, Inc.	11/09/05	Election of Directors	M	Yes	For	For Management
				To approve a one-for-four reverse stock split of the company's common stock.	M	Yes	For	For Management
				To approve the Gainsco, Inc. 2005 long-term incentive plan.	M	No	Against	Against Management

TMAV	887151108	Timco Aviation Services, Inc.	10/07/05	Election of Directors	M	Yes	For	For Management

				To approve the amendment to our certificate of incorporation declassifying the Board of Directos	M	Yes	For	For Management
				To reduce the number of authorized shares of common stock from 500 million to 100 million	M	Yes	For	For Management
				To approve the amendment to ur articles of incorporation providing for one-new-share-for-40-old-shares reverse stock split.	M	Yes	For	For Management
				To approve a rights offering to stockholders and to allow our principal stockholder to use a note due to him from us to pay for shares available for him to purchase in the rights offering.	M	Yes	For	For Management
				To adopt a change in the 2003 stock incentive plan to change the number of shares available for issuance under the plan to 2.5 million post-reverse split shares.	M	Yes	For	For Management
				To ratify the selection of Grant Thornton LLP as our registered independent accounting firm.	M	Yes	For	For Management
				To transact such other business as may properly come before the meeting.	M	Yes	For	For Management

TMI	878155100	Team, Inc.	09/29/05	Election of Directors	M	Yes	For	For Management
				Election of class II Director of the company	M	Yes	For	For Management
				Approval of the appointment of KPMG LLP as independent public accountants of the company for fiscal 2006.	M	Yes	For	For Management

UHAL	023586100	Amerco	08/26/05	Election of Directors	M	Yes	For	For Management

HFDXX	608993408	Huntington Money Market Fund	06/22/06	Election of Directors	M	Yes	For	For Management
				To ratify the selection of Ernst & Young LLP as the Trust's independent auditors	M	Yes	For	For Management
To make amendments to the Fund's fundamental investment polices regarding: (see below)

diversification, concentration, issuing senior securities, lending, borrowing money, investments in commodites, investments in real estate, underwriting securities, pledging, mortgaging or hypothecating assets.

					M	Yes	For	For Management
To eliminate the Fund's fundamental investment policies regarding: (see below)
Investing in illiquid securities, investments in new issuers, purchases on margin, short selling, certain transactions with "interested persons" of the Fund,
				investing in issuers owned by officers and Trustees, purchasing securities of other investment companies.	M	Yes	For	For Management

To approve the proposed Agreement and Plan of Reorganization, whereby the Trust will be reorganized as a Delaware business trust.	M	Yes	For	For Management

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bruce Fund, Inc.

By: /s/ Robert B. Bruce

Robert B. Bruce, President

Date: August 22, 2006 By: /s/ R. Jeffrey Bruce R. Jeffrey Bruce, Secretary Date: August 22, 2006